Consolidated Statements of Income - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income:
Loans		$ 20,072,107	$ 19,223,161	$ 18,428,185
Mortgage-Backed Securities		4,802,240	4,891,346	5,273,457
Investment Securities		4,869,996	4,250,855	4,196,609
Other		42,562	22,261	7,501
Total Interest Income	$ 7,620,000	29,786,905	28,387,623	27,905,752
Interest Expense:
NOW and Money Market Accounts		584,425	423,175	429,539
Statement Savings Accounts		41,819	34,488	30,315
Certificate Accounts		1,920,182	1,654,190	1,811,651
FHLB Advances and Other Borrowings		571,810	715,188	1,336,620
Interest Expense, Other		419,732	77,156	0
Senior Convertible Debentures		486,031	486,720	486,720
Junior Subordinated Debentures		151,302	124,875	104,334
Total Interest Expense	1,103,000	4,175,301	3,515,792	4,199,179
Net Interest Income	6,517,000	25,611,604	24,871,831	23,706,573
Provision for Loan Losses	(200,000)	(300,000)	(500,000)	0
Net Interest Income After Provision For Loan Losses	6,317,000	25,311,604	24,371,831	23,706,573
Non-Interest Income:
Gain on Sale of Investment Securities		494,146	703,748	1,886,081
Gain on Sale of Loans		1,179,837	956,333	689,843
Service Fees on Deposit Accounts		1,048,345	1,040,263	1,076,102
Commissions From Insurance Agency		584,020	555,608	472,145
Trust Income		796,000	688,000	608,800
BOLI Income		1,160,133	528,000	423,000
Check Card Fee Income		1,138,501	994,806	969,710
Revenue from Grants		227,282	265,496	229,848
Other		716,019	668,669	651,720
Total Non-Interest Income	1,552,000	7,344,283	6,400,923	7,007,249
Non-Interest Expense:
Compensation and Employee Benefits		14,375,064	13,034,013	12,180,420
Occupancy		2,180,404	1,959,375	1,903,288
Advertising		596,440	532,660	416,322
Depreciation and Maintenance of Equipment		2,057,038	1,961,696	1,706,397
FDIC Insurance Premiums		185,541	442,050	611,157
Net Cost (Recovery) of Operation of OREO		9,729	(608,702)	524,345
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties		0	789,306	787,851
Repayments of Federal Home Loan Bank Borrowings		0	17,900,000	15,000,000
Other		4,897,871	4,817,220	4,401,016
Total Non-Interest Expense	6,038,000	24,302,087	22,927,618	22,530,796
Income Before Income Taxes	1,831,000	8,353,800	7,845,136	8,183,026
Provision For Income Taxes	316,000	2,435,460	1,920,480	2,067,099
Write down of deferred tax asset	606,000	606,193
Net Income	$ 909,000	5,918,340	5,924,656	6,115,927
Preferred Stock Dividends		0	(422,889)	(440,000)
Preferred Stock Redemption Discount		0	660,000
Net Income Available To Common Shareholders		$ 5,918,340	$ 6,161,767	$ 5,675,927
Net Income Per Common Share (Basic)	$ 0.31	$ 2.01	$ 2.09	$ 1.93
Net Income Per Common Share (Diluted)	$ 0.30	1.91	1.99	1.84
Cash Dividend Per Share On Common Stock		$ 0.36	$ 0.32	$ 0.32
Weighted Average Shares Outstanding (Basic)	2,947,235	2,945,918	2,944,001	2,944,001
Weighted Average Shares Outstanding (Diluted)	3,251,598	3,250,069	3,248,572	3,248,312